Shareholder Fees - FidelitySeriesStockSelectorLargeCapValueFund-PRO	Apr. 01, 2025 USD ($)
FidelitySeriesStockSelectorLargeCapValueFund-PRO | Fidelity Series Stock Selector Large Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none